FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Financial Instruments
FINANCIAL INSTRUMENTS

NOTE 11: FINANCIAL INSTRUMENTS

a.	Financial risks factors:

The Company is exposed to foreign currency risk, interest risk, credit risk and liquidity risk. The Company’s senior management oversees the management of these risks in accordance with the policies approved by the board of directors.

1.	Foreign currency risk:

The currency exposure arises from current accounts and deposits that are mainly managed in NIS and from liability in respect of employee payroll accruals that are paid in NIS.

2.	Interest rate risk:

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates.

The Company's exposure to the risk of changes in market interest rates relates primarily to the Company's long-term liabilities in respect of government grants received from IIA.

The repayment of grants received by the Company from 2018 have interest rate that reference LIBOR and are expected to be repaid after 2021.

In March 2021, the IBA released the LIBOR cessation statement, pursuant to which the IBA publicly announced that it intends to cease publication of the USD LIBOR settings on June 30, 2023. In addition, the FCA provided that starting January 1, 2022, new use of USD LIBOR is banned, subject to limited exceptions.

3.	Credit risk:

Credit risk is the risk that a counterparty will not meet its obligations as a customer or under a financial instrument leading to a loss to the Group. The Group is exposed to credit risk from its operating activity (primarily trade receivables).

4.	Liquidity risk:

The Group monitors its risk of a shortage of cash using a quarterly budget.

The table below presents the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments:

December 31, 2022:

	Less than	1 to 2	2 to 3	3 to 4	4 to 5	> 5
	one year	years	years	years	years	years	Total
Trade payables	$1,116	$-	$-	$-	$-	$-	$1,116
Other accounts payable	4,257	-	-	-	-	-	4,257
Liability in respect of research and development grants	1,057	1,267	1,392	1,442	1,319	5,076	11,553
Lease liability	234	161	61	32	-	-	488

Total	$6,664	$1,428	$1,453	$1,474	$1,319	$596	$17,414

December 31, 2021:

	Less than	1 to 2	2 to 3	3 to 4	4 to 5	> 5
	one year	years	years	years	years	years	Total
Trade payables	$1,103	$-	$-	$-	$-	$-	$1,103
Other accounts payable	4,292	-	-	-	-	-	4,292
Liability in respect of research and development grants	1,103	1,373	1,793	2,270	2,678	3,190	12,407
Lease liability	537	158	100	-	-	-	795

Total	$7,035	$1,531	$1,893	$2,270	$2,678	$3,190	$18,597

b.	Sensitivity tests relating to changes in foreign currency:

	December 31,
	2022	2021
Sensitivity test to changes in the NIS exchange rate:
Gain (loss) from the change:
Increase of 5% in exchange rate	$8	$130
Decrease of 5% in exchange rate	$(8)	$(130)

As of December 31, 2022, the Company has excess of financial liabilities over financial assets in NIS in relation to US dollar of $ 165.

As of December 31, 2022, the Company has excess of financial assets over financial liabilities in Euro and CAD in relation to US dollar of $ 79 and $123, respectively. An increase or decrease of 5% of the US dollar relative to the Euro would not have a significant effect on the Company.

Sensitivity tests and principal work assumptions:

The selected changes in the relevant risk variables were determined based on management’s estimate as to reasonable possible changes in these risk variables.

The Company has performed sensitivity tests of principal market risk factors that are liable to affect its reported operating results or financial position. The sensitivity tests present the profit or loss in respect of each financial instrument for the relevant risk variables chosen for that instrument as of each reporting date. The test of risk factors was determined based on the materiality of the exposure of the operating results or financial condition of each risk with reference to the functional currency and assuming that all the other variables are constant.